Results from discontinued operations (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Costs	$ 12,116,000,000	$ 10,763,000,000	$ 14,549,000,000
Net gain from fair value adjustment of investment properties	13,650,000,000	(12,742,000,000)	83,080,000,000
Share of profit of associates and joint ventures	(155,000,000)	(2,155,000,000)	2,189,000,000
Finance income	463,000,000	592,000,000	525,000,000
Finance cost	9,193,000,000	11,968,000,000	15,170,000,000
Financial results, net	11,851,000,000	5,469,000,000	(29,902,000,000)
Loss before income tax	37,662,000,000	(11,468,000,000)	83,078,000,000
Loss from discontinued operations	0	(14,633,000,000)	(8,112,000,000)
Equity holders of the parent	34,552,000,000	(49,077,000,000)	35,100,000,000
Non-controlling interest	$ 340,000,000	$ (12,564,000,000)	$ 23,361,000,000
Basic	$ 42.73	$ (83.41)	$ 61.00
Diluted	$ 38.79	$ (83.41)	$ 60.66
Discontinued Operations [Member]
Statement [Line Items]
Revenues		$ 62,057,000,000	$ 255,065,000,000
Costs	$ 0	(50,353,000,000)	(182,872,000,000)
Gross profit	0	11,704,000,000	72,193,000,000
Net gain from fair value adjustment of investment properties		(45,000,000)	(7,363,000,000)
General and administrative expenses	0	(7,143,000,000)	(24,309,000,000)
Selling expenses	0	(6,805,000,000)	(33,302,000,000)
Impairment of associates and joint ventures	0	0	(6,084,000,000)
Other operating results, net	0	2,322,000,000	879,000,000
Profit from operations		33,000,000	2,014,000,000
Share of profit of associates and joint ventures	0	1,178,000,000	3,567,000,000
Profit before financial results and income tax	0	1,211,000,000	5,581,000,000
Finance income	0	862,000,000	3,316,000,000
Finance cost	0	(11,316,000,000)	(41,490,000,000)
Other financial results	0	749,000,000	(19,789,000,000)
Financial results, net		(9,705,000,000)	(58,413,000,000)
Loss before income tax	0	(8,494,000,000)	(52,832,000,000)
Income tax	0	454,000,000	(413,000,000)
Loss from operations that are discontinued	0	(8,040,000,000)	(53,245,000,000)
(Loss) / gain for loss of control	0	(6,593,000,000)	45,133,000,000
Loss from discontinued operations	0	(14,633,000,000)	(8,112,000,000)
Equity holders of the parent	0	(11,562,000,000)	(13,984,000,000)
Non-controlling interest	$ 0	$ (3,071,000,000)	$ 5,872,000,000
Basic	$ 0	$ (19.65)	$ (24.30)
Diluted	$ 0	$ (19.65)	$ (24.30)